CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) $ in Millions, kr in Billions		1 Months Ended	6 Months Ended
		Sep. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)
Increase (decrease) through treasury share transactions, equity	[1]		$ (890)
Share buyback programme [Member]
Treasury shares		$ 5,000
Share buyback programme [Member] | Norwegian State [member]
Ownership interest in equinor		67.00%
Share-based Payment Arrangement, Tranche One [Member] | Share buyback programme [Member]
Treasury shares		$ 1,500
Increase (decrease) through treasury share transactions, equity			(500)
Share-based Payment Arrangement, Tranche Two [Member] | Share buyback programme [Member]
Treasury shares			$ 675

[1]
In September 2019 Equinor launched a USD 5 billion share buy-back programme, where the first tranche of the programme of around USD 1.5 billion has been finalized. A proportionate share of 67% from the Norwegian State was redeemed in accordance with an agreement with the Ministry of Petroleum and Energy for the Norwegian State to maintain their ownership percentage in Equinor. The redemption was approved by the annual general meeting held 14 May 2020. The first tranche of USD 500 million acquired in the market has been recognised as a reduction in equity as treasury shares in 3 quarter 2019. The State’s share including interest and dividends has been recognized as a short-term obligation and as a reduction in equity as treasury shares, subsequent to the decision at the annual general meeting held on 14 May 2020. The liability of USD 0.9 billion (NOK 9.1 billion) was settled 23 July 2020. The corresponding shares of the first tranche of the buyback programme were cancelled 16 July 2020. Equinor has suspended the remaining share buy-back programme until further notice. The announced second tranche of around USD 675 million, including the Norwegian State share, will under the current market conditions not be executed as previously announced and planned.